Accounting information and policies - Contribution of the Group's Venezuelan operations (Details) £ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£) ves / £	Jun. 30, 2020 GBP (£) ves / £	Jun. 30, 2019 GBP (£)
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	1991.00%	2464.00%
Net sales	£ 12,733	£ 11,752	£ 12,867
Operating profit/(loss)	3,731	2,137	4,042
Net cash inflow from operating activities	4,857	3,529	£ 4,305
Net assets	8,431	8,440
Venezuela
Disclosure of geographical areas [line items]
Net sales	0	0
Operating profit/(loss)	(1)	0
Other finance income - hyperinflation adjustment	2	6
Net cash inflow from operating activities	0	0
Net assets	38	48
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	4	3
Operating profit/(loss)	11	10
Other finance income - hyperinflation adjustment	122	222
Net cash inflow from operating activities	9	6
Net assets	£ 2,016	£ 1,893
Venezuelan Bolivar Soberano
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	236,878,083	10,024,865
Venezuelan Bolivar Soberano | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	4,449,579	252,558